PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5. PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2011	2012
	US$	US$
Advances for construction projects	88	78
Acquisition deposits	714	716
Amounts due from original shareholders of acquired subsidiaries	1,244	1,297
Consideration receivable from disposal of a subsidiary	—	11,534
Others	1,667	2,085
	3,713	15,710
Less: Provision for impairment allowance	(714)	(1,560)
Total	2,999	14,150

Acquisition deposits as of December 31, 2012 and 2011 represent a deposit of US$477 (2011: US$476) advanced by Wangkeng to Long Yan Ting Zhou Hydroelectric Development Co., Ltd. in April 2011 for the acquisition of the Ting Zhou hydroelectric project and a deposit of US$239 (2011: US$238) advanced by Hengda to Lushui Jinman Hydro Development Co., Ltd. in April 2011 for the acquisition of the Jinmanhe power project. As of December 31, 2011, these acquisitions have not been completed and the memorandums of understanding in relation to these acquisitions have expired. As a result, the Group recognized a full provision for impairment allowance on the acquisition deposits of US$716 (2011: US$714) as of December 31, 2012.

Amounts due from original shareholders of acquired subsidiaries as of December 31, 2012 and 2011 mainly represent US$794 (2011: US$487) receivable from the original shareholders of Jinling and its subsidiaries for business tax and land value added tax related to the disposal of an office building and US$503 (2011: US$502) from the original shareholders of Banzhu for social insurance which should be borne by the original shareholders in accordance with the equity purchase agreements. As of December 31, 2012, the amounts due from the original shareholders of Jinling and its subsidiaries are determined to be not recoverable. As a result, the Group recognized a full provision for impairment allowance of US$794 in the year ended December 31, 2012.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Consideration receivable from disposal of a subsidiary as of December 31, 2012 represents US$11,534 unpaid consideration due from the buyer, which was fully settled on March 19, 2013.